Summary of Operating Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Non Operating Income Expense [Line Items]
Impairment charge	R$ 71	R$ 171	R$ 46,534	R$ 225,512	R$ 524,870
BRAZIL
Other Non Operating Income Expense [Line Items]
Impairment charge			1,188	227	501,465
Africa [Member]
Other Non Operating Income Expense [Line Items]
Impairment charge			R$ 46,534	R$ 225,512	89,176
Other Operating Income (Expense)
Other Non Operating Income Expense [Line Items]
Reversal of a civil contingency amount					325,709
Civil contingency costs relating to downsizings					R$ 47,756